Commitments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments [line items]
Capital commitments relating to property, plant and equipment	¥ 41,989	¥ 70,563
Exploration and production licenses [member]
Disclosure of commitments [line items]
Payments incurred to exploration and production licenses	¥ 650	¥ 609	¥ 639
Bottom of range [member]
Disclosure of commitments [line items]
Lease term	1 year
Top of range [member]
Disclosure of commitments [line items]
Lease term	50 years